BALANCE SHEET (USD $)	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 42,201
TOTAL ASSETS	42,201
Stockholders' Equity
Preferred stock, $0.0001 par value, 100,000,000 authorized shares; no shares issued and outstanding	0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 2,000,000 shares issued and outstanding	200
Additional paid-in capital	1,542,000
Retained earnings during development stage	1
Subscription receivable	(1,500,000)
Total Stockholders' Equity	42,201
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 42,201